Federated Real Return Bond Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER RRFAX)
CLASS C SHARES (TICKER RRFCX)
INSTITUTIONAL SHARES (TICKER RRFIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED may 31, 2013
Under the heading entitled “ Fund Management,” please delete the information regarding Donald T. Ellenberger and replace it with the following:
“J. Andrew Kirschler, Portfolio Manager, has been the Fund's portfolio manager since July 2013.”
July 5, 2013
Federated Real Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451807 (7/13)